Trade payables	6 Months Ended
Sep. 30, 2023
Trade payables [Abstract]
TRADE PAYABLES

NOTE 13 — TRADE PAYABLES

Trade payables consist of the following:

	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Trade payables due to related parties	3,140,617	2,716,238
Employee related payables	50,544	47,752
Others	5,460,146	4,038,790
	8,651,307	6,802,780